Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 83,054	€ 85,306	€ 102,523
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,704	32,401
Romanian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,627	20,626
Brazilian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,978	3,048
Chinese upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,215	2,654
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 23,530	€ 26,577